METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


3. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

4. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


- ------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                                          $10.42
     End of Period                                                $11.03
     Number of Accum. Units                                      1,055,269
      Outstanding
- ------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                                          $10.38
     End of Period                                                $10.93
     Number of Accum. Units                                      2,989,314
       Outstanding

- -------------------------------------------------------------------------

Multi-Style Equity Sub-Account

     Beginning of Period                                          $14.67
     End of Period                                                $14.21
     Number of Accum. Units                                      4,513,040
       Outstanding
- ---------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                          $14.65
     End of Period                                                $12.79
     Number of Accum. Units                                       1,840,555
     Outstanding
- ----------------------------------------------------------------------------
Real Estate Securities Sub-Account
     Beginning of Period                                          $ 9.39
     End of Period                                                $11.36
     Number of Accum. Units                                      155,152
       Outstanding
-------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                                          $11.53
     End of Period                                                $11.95
     Number of Accum. Units                                     2,415,955
       Outstanding

5.  The following replaces Appendix C - Performance Information:


FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.


PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.

Total Return for the periods ended 9/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                         since                       since
Portfolio                             in Portfolio          1 yr            inception            1 yr    inception

- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds
   Aggressive Equity                  12/31/97             15.38%           1.97%                19.98%      3.64%
   Core Bond                          12/31/97              0.33%           1.62%                 4.93%      3.30%
   Multi-Style Equity                 12/31/97              4.73%          12.22%                 9.33%     13.63%
   Non-U.S.                           12/31/97             -0.31%           7.86%                 4.28%      9.37%
   Real Estate Securities              7/01/99             19.09%           7.04%                23.69%     10.73%

- ----------------------------------------------------------------------------------------------------------------------------------
General American
Capital Company
   Money Market                         6/3/96              0.14%           3.17%                 4.75%      4.20%

- ----------------------------------------------------------------------------------------------------------------------------------



PART 2 - HISTORICAL FUND PERFORMANCE

The portfolios of Russell Insurance Funds and the Money Market Fund of General American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

Total Return for the periods ended 9/30/00:



 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance


                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds


   Aggressive Equity            1/2/97     21.67%   n/a      12.38%       15.38%    n/a      9.84%      19.98%     n/a        10.84%

   Core Bond                    1/2/97      6.41%   n/a       6.06%        0.33%    n/a      3.42%       4.93%     n/a         4.60%

   Multi-Style Equity           1/2/97     10.87%   n/a      18.65%        4.73%    n/a     16.16%       9.33%     n/a        17.03%

   Non-U.S.                     1/2/97      5.76%   n/a       7.97%       -0.31%    n/a      5.36%       4.28%     n/a         6.48%

   Real Estate Securities       4/30/99    25.43%   n/a       9.16%       19.09%    n/a      4.50%      23.69%     n/a         7.74%

------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    6.22%    5.65%     5.20%        0.14%   4.09%     3.65%       4.75%    4.19%        3.74%
------------------------------------------------------------------------------------------------------------------------------------

CL-7044 (/2/01)